Risks Arising from Financial Instruments - Summary of Carrying Amount of Financial Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Gross	$ 14,345	$ 16,434
Gross carrying amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	6,848	9,973
Gross carrying amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,964	3,980
Gross carrying amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,775	1,545
Gross carrying amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	219	391
Gross carrying amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	169	189
Gross carrying amount [member] | Investment in unquoted companies [Member]
Disclosure of credit risk exposure [line items]
Gross	156	155
Gross carrying amount [member] | Investment in debt securities [Member]
Disclosure of credit risk exposure [line items]
Gross	114	123
Gross carrying amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	100	81
Impairment losses [member]
Disclosure of credit risk exposure [line items]
Gross	(466)	(416)
Impairment losses [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(385)	(343)
Impairment losses [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	(75)	(68)
Impairment losses [member] | Investment in unquoted companies [Member]
Disclosure of credit risk exposure [line items]
Gross	(5)	(5)
Net Carrying Amount [member]
Disclosure of credit risk exposure [line items]
Gross	13,879	16,019
Net Carrying Amount [member] | Cash and Cash Equivalent [Member]
Disclosure of credit risk exposure [line items]
Gross	6,848	9,973
Net Carrying Amount [member] | Trade receivables [member]
Disclosure of credit risk exposure [line items]
Gross	4,579	3,637
Net Carrying Amount [member] | Other receivables [member]
Disclosure of credit risk exposure [line items]
Gross	1,701	1,477
Net Carrying Amount [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Gross	219	391
Net Carrying Amount [member] | Cash Deposits for Guarantees [Member]
Disclosure of credit risk exposure [line items]
Gross	169	189
Net Carrying Amount [member] | Investment in unquoted companies [Member]
Disclosure of credit risk exposure [line items]
Gross	150	149
Net Carrying Amount [member] | Investment in debt securities [Member]
Disclosure of credit risk exposure [line items]
Gross	114	123
Net Carrying Amount [member] | Loans to customers [member]
Disclosure of credit risk exposure [line items]
Gross	$ 100	$ 81